As filed with the U.S. Securities and Exchange Commission on April 15, 2024

File Nos. 811-07763

333-10015

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]

Pre-Effective Amendment No.		[ ]
Post-Effective Amendment No.	140	[X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]

Amendment No.	141	[X]

(Check appropriate box or boxes)

LITMAN GREGORY FUNDS TRUST

(Exact Name of Registrant as Specified in Charter)

2301 Rosecrans Avenue, Suite 2150, El Segundo, California 94596

(Address of Principal Executive Offices) (Zip Code)

(925) 254-8999

(Registrant’s Telephone Number, including Area Code)

Jeffrey K. Seeley 2301 Rosecrans Avenue, Suite 2150 El Segundo, California 90245 (Name and Address of Agent for Service)	Copies of Communications to: David A. Hearth, Esq. Paul Hastings LLP 101 California Street, 48th Floor San Francisco, California 94111

Approximate Date of Proposed Public Offering: As soon as practicable following effectiveness.

It is proposed that this filing will become effective (check appropriate box)

[ ]	immediately upon filing pursuant to paragraph (b)
[X]	On May 15, 2024 pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	on (date) pursuant to paragraph (a)(1)
[ ]	75 days after filing pursuant to paragraph (a)(2)
[ ]	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

[X]	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 140 to the Registration Statement on Form N-1A for Litman Gregory Funds Trust (the “Trust”) is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act of 1933, as amended (the “1933 Act”) solely for the purpose of delaying the effectiveness of the Polen Capital Emerging Markets ex China Growth ETF and Polen Capital Global SMID Company Growth ETF (the “Funds”), each a series of the Trust, filed as part of Post-Effective Amendment No. 132 (“PEA No. 132”), which was filed with the U.S. Securities and Exchange Commission (the “SEC”) via EDGAR Accession No. 0001193125-23-250010 on October 3, 2023, pursuant to paragraph (a)(2) of Rule 485 under the 1933 Act.

The effectiveness of the Registration Statement of the Funds was previously delayed pursuant to paragraph (b)(1)(iii) of Rule 485 of the 1933 Act as follows:

PEA No.	Date Filed	Automatic Effective Date
133	December 15, 2023	January 14, 2024
134	January 12, 2024	February 11, 2024
135	February 9, 2024	March 10, 2024
138	March 8, 2024	April 4, 2024
139	April 3, 2024	April 16, 2024

Since no other changes are intended to be made to PEA No. 132 by means of this filing, Parts A, B and C of PEA No. 132 are incorporated herein by reference.

PART A – PROSPECTUS

The Prospectuses for the Funds are incorporated herein by reference to Part A of PEA No. 132.

PART B – STATEMENT OF ADDITIONAL INFORMATION

The Statements of Additional Information for the Funds are incorporated herein by reference to Part B of PEA No. 132.

PART C – OTHER INFORMATION

Part  C of this Post-Effective Amendment is incorporated herein by reference to Part C of PEA No.  132.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended and the Investment Company Act of 1940, as amended, the Registrant certifies that this Post-Effective Amendment No. 140 to the Registration Statement meets all the requirements for effectiveness pursuant to Rule 485(b) of the Securities Act of 1933, as amended, and the Registrant has duly caused this Post-Effective Amendment No. 140 and Amendment No. 141 under the Investment Company Act of 1940, as amended, to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of El Segundo, and State of California, on the 15th day of April, 2024.

LITMAN GREGORY FUNDS TRUST

By:	/s/ Jeffrey K. Seeley
Jeffrey K. Seeley
President and Principal Executive Officer

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 140 to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Julie Allecta*	Chairman of the Board, Trustee	April 15, 2024
Julie Allecta

/s/ Thomas W. Bird*	Trustee	April 15, 2024
Thomas W. Bird

/s/ Jennifer M. Borggaard*	Trustee	April 15, 2024
Jennifer M. Borggaard

/s/ Jonathan W. DePriest*	Trustee	April 15, 2024
Jonathan W. DePriest

/s/ Frederick A. Eigenbrod, Jr.*	Trustee	April 15, 2024
Frederick A. Eigenbrod, Jr.

/s/ Jeffrey K. Seeley	Trustee and President	April 15, 2024
Jeffrey K. Seeley	(Principal Executive Officer)

/s/ Harold M. Shefrin*	Trustee	April 15, 2024
Harold M. Shefrin

/s/ Philippe Uzan*	Trustee	April 15, 2024
Philippe Uzan

/s/ John M. Coughlan	Treasurer
John M. Coughlan	(Principal Financial Officer)	April 15, 2024

* By: /s/ John M. Coughlan
John M. Coughlan, Attorney-in-Fact